Income Taxes (Details) - Schedule of components of losses before income taxes, by taxing jurisdiction - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Components Of Losses Before Income Taxes By Taxing Jurisdiction Abstract
U.S.	$ (510,727)	$ (408,520)
Foreign	(41,281)	(107,745)
Total	$ (552,008)	$ (516,265)